Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST II
Prospectus Date	rr_ProspectusDate	Jun. 22, 2015
Supplement [Text Block]	jpmt2_SupplementTextBlock

JPMORGAN TRUST II

J.P. Morgan International Equity Funds

JPMorgan International Research Enhanced Equity Fund

Documents dated March 1, 2015, as supplemented

J.P. Morgan Investor Funds

JPMorgan Investor Balanced Fund

JPMorgan Investor Conservative Growth Fund

JPMorgan Investor Growth & Income Fund

JPMorgan Investor Growth Fund

Documents dated November 1, 2014, as supplemented

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Income Fund

JPMorgan Equity Index Fund

JPMorgan Intrepid Mid Cap Fund

JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Value Fund

JPMorgan Market Expansion Enhanced Index Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Value Fund

Documents dated November 1, 2014, as supplemented

(Class B Shares)

(each, a "Fund" and collectively, the "Funds")

Supplement dated June 22, 2015

to the Prospectuses and Statements of Additional Information as dated above

Accelerated Conversion of Class B Shares to Class A Shares. The Board of Trustees of the J.P. Morgan Funds approved the automatic conversion of the Funds' Class B Shares into Class A Shares effective as of the close of business on June 19, 2015 (the "Conversion Date"), notwithstanding the conversion schedule set forth in each prospectus that indicates a later date. On the Conversion Date, all Class B Shares of the Funds automatically converted to Class A Shares of the same Fund. No contingent deferred sales charges was assessed in connection with this automatic conversion. This automatic conversion is not expected to be a taxable event for federal income tax purposes or to result in the recognition of gain or loss by converting shareholders, although shareholders should consult their own tax advisors.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan International Research Enhanced Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

JPMORGAN TRUST II

J.P. Morgan International Equity Funds

JPMorgan International Research Enhanced Equity Fund

Documents dated March 1, 2015, as supplemented

(Class B Shares)

(each, a "Fund" and collectively, the "Funds")

Supplement dated June 22, 2015

to the Prospectuses and Statements of Additional Information as dated above

Accelerated Conversion of Class B Shares to Class A Shares. The Board of Trustees of the J.P. Morgan Funds approved the automatic conversion of the Funds' Class B Shares into Class A Shares effective as of the close of business on June 19, 2015 (the "Conversion Date"), notwithstanding the conversion schedule set forth in each prospectus that indicates a later date. On the Conversion Date, all Class B Shares of the Funds automatically converted to Class A Shares of the same Fund. No contingent deferred sales charges was assessed in connection with this automatic conversion. This automatic conversion is not expected to be a taxable event for federal income tax purposes or to result in the recognition of gain or loss by converting shareholders, although shareholders should consult their own tax advisors.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan Investor Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

JPMORGAN TRUST II

J.P. Morgan Investor Funds

JPMorgan Investor Balanced Fund

Documents dated November 1, 2014, as supplemented

(Class B Shares)

(each, a "Fund" and collectively, the "Funds")

Supplement dated June 22, 2015

to the Prospectuses and Statements of Additional Information as dated above

Accelerated Conversion of Class B Shares to Class A Shares. The Board of Trustees of the J.P. Morgan Funds approved the automatic conversion of the Funds' Class B Shares into Class A Shares effective as of the close of business on June 19, 2015 (the "Conversion Date"), notwithstanding the conversion schedule set forth in each prospectus that indicates a later date. On the Conversion Date, all Class B Shares of the Funds automatically converted to Class A Shares of the same Fund. No contingent deferred sales charges was assessed in connection with this automatic conversion. This automatic conversion is not expected to be a taxable event for federal income tax purposes or to result in the recognition of gain or loss by converting shareholders, although shareholders should consult their own tax advisors.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan Investor Conservative Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

JPMORGAN TRUST II

J.P. Morgan Investor Funds

JPMorgan Investor Conservative Growth Fund

Documents dated November 1, 2014, as supplemented

(Class B Shares)

(each, a "Fund" and collectively, the "Funds")

Supplement dated June 22, 2015

to the Prospectuses and Statements of Additional Information as dated above

Accelerated Conversion of Class B Shares to Class A Shares. The Board of Trustees of the J.P. Morgan Funds approved the automatic conversion of the Funds' Class B Shares into Class A Shares effective as of the close of business on June 19, 2015 (the "Conversion Date"), notwithstanding the conversion schedule set forth in each prospectus that indicates a later date. On the Conversion Date, all Class B Shares of the Funds automatically converted to Class A Shares of the same Fund. No contingent deferred sales charges was assessed in connection with this automatic conversion. This automatic conversion is not expected to be a taxable event for federal income tax purposes or to result in the recognition of gain or loss by converting shareholders, although shareholders should consult their own tax advisors.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan Investor Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

JPMORGAN TRUST II

J.P. Morgan Investor Funds

JPMorgan Investor Growth & Income Fund

Documents dated November 1, 2014, as supplemented

(Class B Shares)

(each, a "Fund" and collectively, the "Funds")

Supplement dated June 22, 2015

to the Prospectuses and Statements of Additional Information as dated above

Accelerated Conversion of Class B Shares to Class A Shares. The Board of Trustees of the J.P. Morgan Funds approved the automatic conversion of the Funds' Class B Shares into Class A Shares effective as of the close of business on June 19, 2015 (the "Conversion Date"), notwithstanding the conversion schedule set forth in each prospectus that indicates a later date. On the Conversion Date, all Class B Shares of the Funds automatically converted to Class A Shares of the same Fund. No contingent deferred sales charges was assessed in connection with this automatic conversion. This automatic conversion is not expected to be a taxable event for federal income tax purposes or to result in the recognition of gain or loss by converting shareholders, although shareholders should consult their own tax advisors.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan Investor Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

JPMORGAN TRUST II

J.P. Morgan Investor Funds

JPMorgan Investor Growth Fund

Documents dated November 1, 2014, as supplemented

(Class B Shares)

(each, a "Fund" and collectively, the "Funds")

Supplement dated June 22, 2015

to the Prospectuses and Statements of Additional Information as dated above

Accelerated Conversion of Class B Shares to Class A Shares. The Board of Trustees of the J.P. Morgan Funds approved the automatic conversion of the Funds' Class B Shares into Class A Shares effective as of the close of business on June 19, 2015 (the "Conversion Date"), notwithstanding the conversion schedule set forth in each prospectus that indicates a later date. On the Conversion Date, all Class B Shares of the Funds automatically converted to Class A Shares of the same Fund. No contingent deferred sales charges was assessed in connection with this automatic conversion. This automatic conversion is not expected to be a taxable event for federal income tax purposes or to result in the recognition of gain or loss by converting shareholders, although shareholders should consult their own tax advisors.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

JPMORGAN TRUST II

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Income Fund

Documents dated November 1, 2014, as supplemented

(Class B Shares)

(each, a "Fund" and collectively, the "Funds")

Supplement dated June 22, 2015

to the Prospectuses and Statements of Additional Information as dated above

Accelerated Conversion of Class B Shares to Class A Shares. The Board of Trustees of the J.P. Morgan Funds approved the automatic conversion of the Funds' Class B Shares into Class A Shares effective as of the close of business on June 19, 2015 (the "Conversion Date"), notwithstanding the conversion schedule set forth in each prospectus that indicates a later date. On the Conversion Date, all Class B Shares of the Funds automatically converted to Class A Shares of the same Fund. No contingent deferred sales charges was assessed in connection with this automatic conversion. This automatic conversion is not expected to be a taxable event for federal income tax purposes or to result in the recognition of gain or loss by converting shareholders, although shareholders should consult their own tax advisors.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

JPMORGAN TRUST II

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Index Fund

Documents dated November 1, 2014, as supplemented

(Class B Shares)

(each, a "Fund" and collectively, the "Funds")

Supplement dated June 22, 2015

to the Prospectuses and Statements of Additional Information as dated above

Accelerated Conversion of Class B Shares to Class A Shares. The Board of Trustees of the J.P. Morgan Funds approved the automatic conversion of the Funds' Class B Shares into Class A Shares effective as of the close of business on June 19, 2015 (the "Conversion Date"), notwithstanding the conversion schedule set forth in each prospectus that indicates a later date. On the Conversion Date, all Class B Shares of the Funds automatically converted to Class A Shares of the same Fund. No contingent deferred sales charges was assessed in connection with this automatic conversion. This automatic conversion is not expected to be a taxable event for federal income tax purposes or to result in the recognition of gain or loss by converting shareholders, although shareholders should consult their own tax advisors.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan Intrepid Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

JPMORGAN TRUST II

J.P. Morgan U.S. Equity Funds

JPMorgan Intrepid Mid Cap Fund

Documents dated November 1, 2014, as supplemented

(Class B Shares)

(each, a "Fund" and collectively, the "Funds")

Supplement dated June 22, 2015

to the Prospectuses and Statements of Additional Information as dated above

Accelerated Conversion of Class B Shares to Class A Shares. The Board of Trustees of the J.P. Morgan Funds approved the automatic conversion of the Funds' Class B Shares into Class A Shares effective as of the close of business on June 19, 2015 (the "Conversion Date"), notwithstanding the conversion schedule set forth in each prospectus that indicates a later date. On the Conversion Date, all Class B Shares of the Funds automatically converted to Class A Shares of the same Fund. No contingent deferred sales charges was assessed in connection with this automatic conversion. This automatic conversion is not expected to be a taxable event for federal income tax purposes or to result in the recognition of gain or loss by converting shareholders, although shareholders should consult their own tax advisors.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

JPMORGAN TRUST II

J.P. Morgan U.S. Equity Funds

JPMorgan Large Cap Growth Fund

Documents dated November 1, 2014, as supplemented

(Class B Shares)

(each, a "Fund" and collectively, the "Funds")

Supplement dated June 22, 2015

to the Prospectuses and Statements of Additional Information as dated above

Accelerated Conversion of Class B Shares to Class A Shares. The Board of Trustees of the J.P. Morgan Funds approved the automatic conversion of the Funds' Class B Shares into Class A Shares effective as of the close of business on June 19, 2015 (the "Conversion Date"), notwithstanding the conversion schedule set forth in each prospectus that indicates a later date. On the Conversion Date, all Class B Shares of the Funds automatically converted to Class A Shares of the same Fund. No contingent deferred sales charges was assessed in connection with this automatic conversion. This automatic conversion is not expected to be a taxable event for federal income tax purposes or to result in the recognition of gain or loss by converting shareholders, although shareholders should consult their own tax advisors.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

JPMORGAN TRUST II

J.P. Morgan U.S. Equity Funds

JPMorgan Large Cap Value Fund

Documents dated November 1, 2014, as supplemented

(Class B Shares)

(each, a "Fund" and collectively, the "Funds")

Supplement dated June 22, 2015

to the Prospectuses and Statements of Additional Information as dated above

Accelerated Conversion of Class B Shares to Class A Shares. The Board of Trustees of the J.P. Morgan Funds approved the automatic conversion of the Funds' Class B Shares into Class A Shares effective as of the close of business on June 19, 2015 (the "Conversion Date"), notwithstanding the conversion schedule set forth in each prospectus that indicates a later date. On the Conversion Date, all Class B Shares of the Funds automatically converted to Class A Shares of the same Fund. No contingent deferred sales charges was assessed in connection with this automatic conversion. This automatic conversion is not expected to be a taxable event for federal income tax purposes or to result in the recognition of gain or loss by converting shareholders, although shareholders should consult their own tax advisors.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan Market Expansion Enhanced Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

JPMORGAN TRUST II

J.P. Morgan U.S. Equity Funds

JPMorgan Market Expansion Enhanced Index Fund

Documents dated November 1, 2014, as supplemented

(Class B Shares)

(each, a "Fund" and collectively, the "Funds")

Supplement dated June 22, 2015

to the Prospectuses and Statements of Additional Information as dated above

Accelerated Conversion of Class B Shares to Class A Shares. The Board of Trustees of the J.P. Morgan Funds approved the automatic conversion of the Funds' Class B Shares into Class A Shares effective as of the close of business on June 19, 2015 (the "Conversion Date"), notwithstanding the conversion schedule set forth in each prospectus that indicates a later date. On the Conversion Date, all Class B Shares of the Funds automatically converted to Class A Shares of the same Fund. No contingent deferred sales charges was assessed in connection with this automatic conversion. This automatic conversion is not expected to be a taxable event for federal income tax purposes or to result in the recognition of gain or loss by converting shareholders, although shareholders should consult their own tax advisors.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

JPMORGAN TRUST II

J.P. Morgan U.S. Equity Funds

JPMorgan Mid Cap Growth Fund

Documents dated November 1, 2014, as supplemented

(Class B Shares)

(each, a "Fund" and collectively, the "Funds")

Supplement dated June 22, 2015

to the Prospectuses and Statements of Additional Information as dated above

Accelerated Conversion of Class B Shares to Class A Shares. The Board of Trustees of the J.P. Morgan Funds approved the automatic conversion of the Funds' Class B Shares into Class A Shares effective as of the close of business on June 19, 2015 (the "Conversion Date"), notwithstanding the conversion schedule set forth in each prospectus that indicates a later date. On the Conversion Date, all Class B Shares of the Funds automatically converted to Class A Shares of the same Fund. No contingent deferred sales charges was assessed in connection with this automatic conversion. This automatic conversion is not expected to be a taxable event for federal income tax purposes or to result in the recognition of gain or loss by converting shareholders, although shareholders should consult their own tax advisors.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan Multi-Cap Market Neutral Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

JPMORGAN TRUST II

J.P. Morgan U.S. Equity Funds

JPMorgan Multi-Cap Market Neutral Fund

Documents dated November 1, 2014, as supplemented

(Class B Shares)

(each, a "Fund" and collectively, the "Funds")

Supplement dated June 22, 2015

to the Prospectuses and Statements of Additional Information as dated above

Accelerated Conversion of Class B Shares to Class A Shares. The Board of Trustees of the J.P. Morgan Funds approved the automatic conversion of the Funds' Class B Shares into Class A Shares effective as of the close of business on June 19, 2015 (the "Conversion Date"), notwithstanding the conversion schedule set forth in each prospectus that indicates a later date. On the Conversion Date, all Class B Shares of the Funds automatically converted to Class A Shares of the same Fund. No contingent deferred sales charges was assessed in connection with this automatic conversion. This automatic conversion is not expected to be a taxable event for federal income tax purposes or to result in the recognition of gain or loss by converting shareholders, although shareholders should consult their own tax advisors.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

JPMORGAN TRUST II

J.P. Morgan U.S. Equity Funds

JPMorgan Small Cap Growth Fund

Documents dated November 1, 2014, as supplemented

(Class B Shares)

(each, a "Fund" and collectively, the "Funds")

Supplement dated June 22, 2015

to the Prospectuses and Statements of Additional Information as dated above

Accelerated Conversion of Class B Shares to Class A Shares. The Board of Trustees of the J.P. Morgan Funds approved the automatic conversion of the Funds' Class B Shares into Class A Shares effective as of the close of business on June 19, 2015 (the "Conversion Date"), notwithstanding the conversion schedule set forth in each prospectus that indicates a later date. On the Conversion Date, all Class B Shares of the Funds automatically converted to Class A Shares of the same Fund. No contingent deferred sales charges was assessed in connection with this automatic conversion. This automatic conversion is not expected to be a taxable event for federal income tax purposes or to result in the recognition of gain or loss by converting shareholders, although shareholders should consult their own tax advisors.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

JPMORGAN TRUST II

J.P. Morgan U.S. Equity Funds

JPMorgan Small Cap Value Fund

Documents dated November 1, 2014, as supplemented

(Class B Shares)

(each, a "Fund" and collectively, the "Funds")

Supplement dated June 22, 2015

to the Prospectuses and Statements of Additional Information as dated above

Accelerated Conversion of Class B Shares to Class A Shares. The Board of Trustees of the J.P. Morgan Funds approved the automatic conversion of the Funds' Class B Shares into Class A Shares effective as of the close of business on June 19, 2015 (the "Conversion Date"), notwithstanding the conversion schedule set forth in each prospectus that indicates a later date. On the Conversion Date, all Class B Shares of the Funds automatically converted to Class A Shares of the same Fund. No contingent deferred sales charges was assessed in connection with this automatic conversion. This automatic conversion is not expected to be a taxable event for federal income tax purposes or to result in the recognition of gain or loss by converting shareholders, although shareholders should consult their own tax advisors.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE